Business Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segment Information	Business Segment Information
The Company’s operations are principally managed based upon the products that are produced and are comprised of three operating segments, which are the same as the Company’s reportable segments: Advanced Plastic Processing Technologies, Melt Delivery and Control Systems and Fluid Technologies. The factors for determining the Company’s reportable segments include the manner in which management evaluates performance combined with the nature of the individual business activities. The Company evaluates the performance of its segments based on net sales and operating earnings. Operating earnings includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segments. Operating earnings for each segment excludes items that are of a non-operating nature or are of a corporate or functional governance nature. Costs excluded from segment operating earnings include interest expense, income taxes and various corporate expenses such as transaction costs associated with the acquisition of certain businesses, stock-based compensation expense and other separately managed general and administrative costs. The effects of intersegment transactions have been eliminated.
The Advanced Plastic Processing Technologies segment is a global leader in the manufacture, distribution and service of equipment and products used in the plastic technology and processing industry, including injection molding and extrusion applications with its principal operations located in the U.S., Germany, Italy, Czech Republic and India. The segment also sells specialty and peripheral equipment for plastic processing as well as replacement parts for machinery products. The Melt Delivery and Control Systems segment, which has major operations in the U.S., Canada, Germany and China, is a global leader in the manufacture of plastic delivery and precision control systems which are recurring, consumable sales for injection molding applications. The Melt Delivery and Control Systems segment sells highly engineered, technically advanced hot runner systems, process control systems, mold bases, mold components, aftermarket parts and related technologies and services for injection molding, as well as MRO supplies for plastic processing operations. The Fluid Technologies segment has major blending facilities in the U.S., The Netherlands and South Korea and is a leading manufacturer of premium coolants, lubricants, process cleaners and corrosion inhibitors that are used in a variety of metalworking industries.
The following table summarizes total assets by segment:

	December 31, 2018	December 31, 2017
	(in millions)
Advanced Plastic Processing Technologies	$482.3	$524.8
Melt Delivery and Control Systems	1,030.6	1,104.5
Fluid Technologies	145.3	149.0
Corporate	74.3	80.5
Total assets	$1,732.5	$1,858.8
The following table summarizes long-lived assets by segment:

	December 31, 2018	December 31, 2017
	(in millions)
Advanced Plastic Processing Technologies	$82.1	$96.1
Melt Delivery and Control Systems	109.6	113.3
Fluid Technologies	17.7	17.8
Corporate	6.3	6.2
Total long-lived assets	$215.7	$233.4
The following tables summarize segment information:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Net sales to external customers:
Advanced Plastic Processing Technologies	$583.7	$594.4	$583.6
Melt Delivery and Control Systems	451.7	423.9	389.9
Fluid Technologies	129.3	121.2	112.9
Total net sales to external customers	$1,164.7	$1,139.5	$1,086.4

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Operating earnings (loss):
Advanced Plastic Processing Technologies	$32.1	$16.1	$42.4
Melt Delivery and Control Systems	95.8	102.5	91.4
Fluid Technologies	24.6	20.7	17.4
Corporate	(42.4)	(45.8)	(38.1)
Total operating earnings	$110.1	$93.5	$113.1
Capital expenditures:
Advanced Plastic Processing Technologies	$11.5	$12.9	$25.3
Melt Delivery and Control Systems	15.5	23.0	24.4
Fluid Technologies	2.1	2.1	1.8
Corporate	1.9	0.6	0.7
Total capital expenditures	$31.0	$38.6	$52.2
Depreciation and amortization:
Advanced Plastic Processing Technologies	$12.9	$14.8	$16.3
Melt Delivery and Control Systems	33.4	33.5	33.2
Fluid Technologies	4.4	4.9	5.5
Corporate	1.4	1.1	0.9
Total depreciation and amortization	$52.1	$54.3	$55.9

The following tables summarize net sales to external customers and long-lived assets by geographic region:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Net sales to external customers:
United States	$491.8	$488.7	$505.8
China	150.9	139.2	110
India	130.1	114.8	99.1
Rest of World	391.9	396.8	371.5
Total net sales to external customers	$1,164.7	$1,139.5	$1,086.4

	December 31, 2018	December 31, 2017
	(in millions)
Long-lived assets:
United States	$63.3	$63.2
China	48.4	48.1
India	37.9	27.5
Czech Republic	18.7	32.2
Canada	29.0	31.0
Rest of World	18.4	31.4
Total long-lived assets	$215.7	$233.4